S000010352 [Member] Expense Example - AB New York Portfolio	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 375
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	740
Expense Example, with Redemption, 10 Years	1,288
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254	[1]
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	1,671
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	$ 719

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.